Offerings	Sep. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	COPT Defense Properties, L.P. 4.500% Senior Notes due 2030
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 397,856,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 60,911.75
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" exhibit (Exhibit 107.1) in Registration Statement on Form S-3ASR Nos. 333 286440 and 333 286440-01, which was filed with the Securities and Exchange Commission on April 8, 2025. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	COPT Defense Properties Guarantees of 4.500% Senior Notes due 2030
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The notes issued by COPT Defense Properties, L.P., will be fully and unconditionally guaranteed, on a senior unsecured basis, by COPT Defense Properties. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.